Consolidated Balance Sheets (USD $)	Jun. 30, 2013 Successor [Member]	Jan. 31, 2013 Predecessor [Member] Common Class L [Member]	Jan. 31, 2013 Predecessor [Member] Common Class A [Member]	Jan. 31, 2013 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 5,979,263			$ 10,203,169
Accounts receivable, net	15,918,023			9,061,229
Inventory, net	3,552,407			2,988,766
Deferred tax assets	231,383			372,618
Other current assets	882,866			686,099
Total current assets	26,563,942			23,311,881
Restricted cash	80,000
Property and equipment, net	1,518,608			963,069
Intangible assets, net	38,624,863			2,584,443
Goodwill	31,037,564			10,972,547
Loan Origination fees	932,550
Other assets	288,004			112,054
Total assets	99,045,531			37,943,994
Current liabilities:
Accounts payable	5,099,667			4,150,730
Accrued liabilities	4,090,336			1,925,901
Revenue share liabilities	3,167,458
Note payable – current	2,400,000
Deferred revenue	6,726,859			10,438,487
Capital leases	72,022
Total current liabilities	21,556,342			16,515,118
Notes payable – non current	31,060,000
Warrant liability	10,453,334
Deferred revenue – non current	785,693			1,073,223
Deferred tax liabilities	7,046,832			704,496
Deferred rent	227,504			0
Capital leases and other	553,482			0
Total liabilities	71,683,187			18,292,837
Commitment and Contingencies
Stockholders’ equity:
Common stock	629	10,000	689
Additional paid-in capital	34,623,035			10,149,643
Accumulated comprehensive income (loss)	13,157			(38,940)
Notes receivable – restricted stock				(207,025)
Retained earnings (accumulated deficit)	(7,274,477)			9,736,790
Total stockholders’ equity	27,362,344			19,651,157
Total liabilities and stockholders’ equity	$ 99,045,531			$ 37,943,994